Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Payables And Accrued Liabilities [Abstract]
Trade payables	$ 1,468	$ 814
Accrued liabilities and other	2,133	1,016
Trade and other current payables	$ 3,601	$ 1,832